Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions (reductions) charged to expense	$ 0	$ 0	$ 0
Employee Termination Benefits
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	11	43	470
Additions (reductions) charged to expense	(2)	1	(30)
Payments/ reductions	(3)	(33)	(397)
Ending balance	6	11	43
Expected Credit Losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	1,008	745	671
Current period provision	(367)	263	74
Ending balance	641	1,008	745
Deferred Income Tax Valuation Allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	19,532	17,651	17,762
Additions (reductions) charged to expense	2,348	3,533	3,691
Payments/ reductions	(1,464)	(1,652)	(3,802)
Ending balance	$ 20,416	$ 19,532	$ 17,651